Supplement to the
Fidelity® Government Money Market Fund, Fidelity Money Market Fund, and Fidelity U.S. Treasury Money Market Fund
June 29, 2012
Prospectus

Effective May 1, 2013, Fidelity U.S. Treasury Money Market Fund will be renamed Fidelity Treasury Only Money Market Fund.

The following information replaces the similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 15.

FMR normally invests at least 80% of the fund's assets in U.S. Treasury securities. FMR also may enter into reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

SMF-13-01  May 1, 2013
1.713587.124

Supplement to the
Fidelity® Government Money Market Fund, Fidelity Money Market Fund, and Fidelity U.S. Treasury Money Market Fund
June 29, 2012
Prospectus

Effective May 1, 2013, Fidelity U.S. Treasury Money Market Fund will be renamed Fidelity Treasury Only Money Market Fund.

The following information replaces the similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 12.

FMR normally invests at least 80% of the fund's assets in U.S. Treasury securities. FMR also may enter into reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

SMF-13-01L  May 1, 2013
1.962071.100

Supplement to the

Fidelity® Government Money Market Fund (SPAXX), Fidelity Money Market Fund (SPRXX), and Fidelity U.S. Treasury Money Market Fund (FDLXX)

Funds of Fidelity Hereford Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2012

Effective May 1, 2013, Fidelity U.S. Treasury Money Market Fund will be renamed Fidelity Treasury Only Money Market Fund and will no longer reserve the flexibility to enter into repurchase agreements.

The following information replaces the second paragraph in the "Fund Holdings Information" section on page 34.

Each fund will provide a full list of holdings as of the last day of the previous month on www.fidelity.com. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

SMFB-13-02  May 1, 2013
1.713588.121